Organization, Description of Business and Going Concern	6 Months Ended
Jun. 30, 2026
Organization, Description of Business and Going Concern [Abstract]
Organization, Description of Business and Going Concern

Note 1. Organization, Description of Business and Going Concern

Webuy Global Ltd (“Webuy”) was incorporated on August 29, 2022 in the Cayman Islands as a company limited by shares.

Webuy Global Ltd and its subsidiaries (collectively, the “Company”) is an Asia-focused travel services company operating a technology-enabled travel platform that serves outbound and inbound travel demand across key regional markets. The Company’s principal travel operations are conducted in Singapore and Indonesia, and its travel products and services include packaged group tours, customized private tours, cruises, travel booking services, itinerary planning and “free-and-easy” travel arrangements.

The Company operates its travel business principally through the WeTrip, Webuy Travel and Altitude brands, together with its Meetings, Incentives, Conferences and Exhibitions (“MICE”) division. The WeTrip platform provides travel booking services, itinerary planning, travel product distribution and inbound travel services to China and other destinations in Asia. Webuy Travel focuses primarily on outbound travel services for customers in Southeast Asia, particularly Singapore and Indonesia, offering packaged tours and other travel arrangements across multiple international destinations. Altitude is designed to serve the premium travel segment through a curated advisory model supported by content-based destination presentation and AI-assisted personalization tools. The MICE division provides corporate travel and event-related services, including meetings, incentive travel, conferences and exhibitions.

The Company applies digital marketing, social commerce and technology-enabled tools to customer acquisition, sales support, itinerary planning, product matching and travel service delivery. The Company is also developing AI-assisted travel tools designed to provide multilingual destination information, itinerary recommendations and other travel-related assistance.

Historically, the Company operated a community-oriented e-commerce retail business focused primarily on groceries and daily essentials. During 2025, the Company completed the disposal of its Singapore grocery business as part of its strategic shift toward a travel-focused business model. The results of the Singapore grocery business have therefore been presented as discontinued operations in accordance with ASC 205-20 for all applicable periods presented.

The Company also substantially scaled down its grocery operations in Indonesia during 2025 and completed the wind-down of those operations during the six months ended June 30, 2026. Accordingly, the Company did not generate revenue from grocery operations within continuing operations during the six months ended June 30, 2026, and all of its revenue from continuing operations for the period was generated by its packaged-tour business.

The Company’s transition from community e-commerce to travel services is intended to focus its resources on the expansion of its travel operations and related technology infrastructure. The Company continues to leverage its experience in digital marketing, social commerce, community-based customer engagement and localized demand aggregation to support customer acquisition and retention within its travel business.

Share Swap Agreement

On August 29, 2022, the Company completed a share swap transaction pursuant to a share swap agreement (the “Share Swap Agreement”) entered into among the Company, New Retail International Pte. Ltd. (“New Retail”), a private company limited by shares incorporated under the laws of Singapore, and the shareholders of New Retail.

Pursuant to the Share Swap Agreement, the Company acquired 100% of the issued and outstanding shares of New Retail, comprising 16,644 shares, including: (i) 8,202 ordinary shares denominated in Singapore dollars; (ii) 3,440 preference shares denominated in Singapore dollars; and (iii) 5,002 preference shares denominated in U.S. dollars. In consideration for the acquisition, the Company allotted and issued an aggregate of 16,644 ordinary shares to the former shareholders of New Retail.

Following completion of the Share Swap, New Retail became a wholly owned subsidiary of the Company. The former shareholders of New Retail, together with the holders of warrants, convertible notes and simple agreements for future equity issued by New Retail, held 100% of the equity interests of the Company prior to the Company’s initial public offering.

After giving effect to the 1-for-2,600 share forward split completed on May 2, 2023, the 16,644 ordinary shares issued in connection with the Share Swap were equivalent to 43,274,400 ordinary shares. The Company subsequently completed a 1-for-40 share consolidation on January 15, 2025 and a 1-for-3 share consolidation on March 21, 2025, resulting in a combined 1-for-120 reduction in the number of ordinary shares. After giving retrospective effect to these share consolidations, the 43,274,400 ordinary shares were equivalent to 360,620 ordinary shares.

Reorganization

The Share Swap between Webuy and New Retail is considered as a merger of entities under common control. Under the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations, are recognized at their carrying amounts on the date of the Share Swap, which required retrospective combination of Webuy and New Retail for all periods presented.

Corporate Structure

Details of the Company and subsidiaries as of June 30, 2026 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Webuy Global Ltd	August 29, 2022	—	Cayman Islands	December 31	Investment holding
New Retail International Pte Ltd	November 23, 2018	100%	Singapore	December 31	Community-oriented e-commerce platform
PT Webuy Social Indonesia	May 5, 2020	95%	Indonesia	December 31	Community-oriented e-commerce platform
The Shopaholic Bear Pte Ltd	April 6, 2021	100%	Singapore	December 31	Community-oriented e-commerce platform
Altitude Travel Pte. Ltd. (former name: Bear Bear Pte. Ltd.)	November 2, 2021	100%	Singapore	December 31	Dormant
Webuy Travel Pte. Ltd.	November 15, 2022	100%	Singapore	December 31	Sale of packaged-tour
PT Webuy Travel Indonesia	October 23, 2023	70%	Indonesia	December 31	Sale of packaged-tour
PT Buah Kita Retail	October 23, 2023	100%	Indonesia	December 31	Offline Retail business for “Buah Kita” brand
Altitude MICE Pte. Ltd. (former name: Webuy Advisory Pte. Ltd.)	February 2, 2024	100%	Singapore	December 31	Management consultancy services
PT Travel With Webuy	September 23, 2024	99%	Indonesia	December 31	Sale of packaged-tour
PT Webuy Prime Indonesia	October 16, 2024	99%	Indonesia	December 31	Wholesale fruit trade

Going concern

As of June 30, 2026, the Company’s recurring operating losses and negative operating cash flows raise substantial doubt about its ability to continue as a going concern within one year after the date these unaudited interim consolidated financial statements are issued.

Management has implemented and continues to pursue measures intended to strengthen the Company’s operating performance and liquidity. These measures include the Company’s strategic transition toward a travel-focused business, the discontinuation of its grocery operations, the continued expansion of Altitude and the MICE division, cost-control measures and additional financing initiatives.

On March 23, 2026, the Company entered into an equity line of credit arrangement with Dogwood Partners. In July 2026, the Company utilized the facility for the first time by selling 50,000 ordinary shares for gross proceeds of US$37,054.

The success of these measures is subject to uncertainty, and there can be no assurance that the Company will generate sufficient positive operating cash flows or obtain additional financing on acceptable terms, or at all. These unaudited interim consolidated financial statements have been prepared on a going-concern basis and do not include any adjustments that may result from the outcome of this uncertainty.